Short-term debt (Tables)	12 Months Ended
Dec. 31, 2019
Short-term Debt [Abstract]
Schedule of short-term debt	Short-term debt consists of the following:

	2019	2018
Short-term bank loans (i)	10,794	—
Revolving Credit Facility (ii)	2,500	—
Bank overdrafts	2	356
	$13,296	$356